ACQUISITION	12 Months Ended
Mar. 31, 2012
ACQUISITION

3. ACQUISITION

Ricoh acquired immaterial entities during the years ended March 31, 2010, 2011 and 2012 resulting in cash expenditure of ¥4,760 million, ¥1,415 million and ¥14,816 million ($180,683 thousand), net of cash acquired, respectively.